January 1, 2023

The Davenport Funds

Davenport Core Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to Prospectus and Statement of Additional Information

Dated August 1, 2022

Changes to the portfolio management team for the Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Balanced Income Fund became effective on January 1, 2023 when Adam Bergman was appointed co-portfolio manager and Investment Policy Committee member. The disclosure in the section, “Management of the Fund - Portfolio Managers” in the Risk/Return Summary for the Davenport Core Fund, Davenport Value & Income Fund and Davenport Balanced Income Fund is replaced in its entirety as follows:

RISK/RETURN SUMMARY

Davenport Core Fund - Portfolio Managers (page 8)

The Core Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since 1999
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (1998)
Adam Bergman, CFA	Senior Vice President	Since 2023
E. Trigg Brown, Jr.	Executive Vice President and Director	Since 2002
Robert B. Giles	Executive Vice President and Director	Since 2007
Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
George L. Smith, III, CFA	Senior Vice President and Director	Since 2010

Davenport Value & Income Fund - Portfolio Managers (page 14)

The Value & Income Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2010)
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2010)
Adam Bergman, CFA	Senior Vice President	Since 2023
E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2010)
Robert B. Giles	Executive Vice President and Director	Since inception (2010)
Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2010)

Davenport Balanced Income Fund - Portfolio Managers (page 37)

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Kevin J. Hopkins, Jr., CFA, Christopher T. Kelley and William B. Cleland, CFP, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

Name	Title with the Advisor	Length of Service to the Fund
*John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2015)
*Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2015)
*Adam Bergman, CFA	Senior Vice President	Since 2023
*E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2015)
*Robert B. Giles	Executive Vice President and Director	Since inception (2015)
*Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
*Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
*George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2015)
Christopher T. Kelley	Vice President	Since inception (2015)
Kevin J. Hopkins, Jr., CFA	Vice President	Since 2020
William B. Cleland, CFP	Vice President	Since 2021

*Member of the IPC

The section, “Management of the Funds” beginning on page 53 of the Prospectus and “Investment Adviser” beginning on page 38 of the Statement of Additional Information has been updated to include Mr. Bergman in the biographies of the IPC members.

•	Adam Bergman, CFA (age 48) joined the Advisor in 2022 and currently serves as a Senior Vice President. Prior to joining the Advisor, Mr. Bergman was a Portfolio Manager and Executive Director at Sterling Capital Management, a Truist subsidiary, from 2007 until 2022.

Please retain this Supplement for future reference

January 1, 2023

The Davenport Funds

Davenport Balanced Income Fund (DBALX)

Supplement to the Summary Prospectus Dated August 1, 2022

Changes to the portfolio management team for the Davenport Balanced Income Fund became effective on January 1, 2023 when Adam Bergman was appointed co-portfolio manager and Investment Policy Committee member. Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers on page 6 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Kevin J. Hopkins, Jr., CFA, Christopher T. Kelley and William B. Cleland, CFP, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

Name	Title with the Advisor	Length of Service to the Fund
*John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2015)
*Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2015)
*Adam Bergman, CFA	Senior Vice President	Since 2023
*E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2015)
*Robert B. Giles	Executive Vice President and Director	Since inception (2015)
*Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
*Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
*George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2015)
Christopher T. Kelley	Vice President	Since inception (2015)
Kevin J. Hopkins, Jr., CFA	Vice President	Since 2020
William B. Cleland, CFP	Vice President	Since 2021

*Member of the IPC

Please retain this Supplement for future reference

January 1, 2023

The Davenport Funds

Davenport Core Fund (DAVPX)

Supplement to the Summary Prospectus Dated August 1, 2022

Changes to the portfolio management team for the Davenport Core Fund became effective on January 1, 2023 when Adam Bergman was appointed co-portfolio manager and Investment Policy Committee member. Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers on page 3 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The Core Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since 1999
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (1998)
Adam Bergman, CFA	Senior Vice President	Since 2023
E. Trigg Brown, Jr.	Executive Vice President and Director	Since 2002
Robert B. Giles	Executive Vice President and Director	Since 2007
Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
George L. Smith, III, CFA	Senior Vice President and Director	Since 2010

Please retain this Supplement for future reference

January 1, 2023

The Davenport Funds

Davenport Value & Income Fund (DVIPX)

Supplement to the Summary Prospectus Dated August 1, 2022

Changes to the portfolio management team for the Davenport Value & Income Fund became effective on January 1, 2023 when Adam Bergman was appointed co-portfolio manager and Investment Policy Committee member. Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers on page 4 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The Value & Income Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2010)
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2010)
Adam Bergman, CFA	Senior Vice President	Since 2023
E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2010)
Robert B. Giles	Executive Vice President and Director	Since inception (2010)
Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2010)

Please retain this Supplement for future reference